Prepayments and Other Current Assets (Details)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Prepayments and Other Current Assets
Guarantee payment made to Blizzard - royalty fees		374,877,000	424,757,000
Prepayment for royalties - current portion		221,921,000	257,037,000
Interest receivable		246,178,000	182,681,000
Prepayments of operational expenses		73,693,000	43,686,000
Wangyibao operating funds held by third party online payment settlement service providers		74,793,000	105,735,000
Prepayment for sales tax		77,436,000	63,303,000
Employee advances		21,755,000	9,892,000
Security and rental deposits		14,438,000	8,505,000
Other		39,181,000	26,188,000
Prepayments and other current assets	189,019,000	1,144,272,000	1,121,784,000
Staff housing loans outstanding repayable within 12 months		19,200,000	9,100,000
Advances were made directly or indirectly to the executive officers for their personal benefit		0	0